INVENTORY	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
INVENTORY [Abstract]
INVENTORY	NOTE 4 - INVENTORY Inventory consisted of the following:
	June 30, 2012	September, 30, 2011
Raw materials	$226,082	$44,785
Work in progress	42,390	8,397
Finished goods	14,130	2,799
	$282,602	$55,981

NOTE 7 - INVENTORY

Inventory consisted of the following:

	September 30, 2011	September 30, 2010
Raw materials	$44,785	$49,757
Work in progress	8,397	9,330
Finished goods	2,799	3,110
	55,981	62,197

Less: reserve for obsolescence	-	-

	$55,981	$62,197